JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	1,918	182,824
National Presto Industries, Inc.	2,336	178,961
		361,785
Automobiles & Parts — 0.5%
Dorman Products, Inc. *	6,101	592,163
Gentherm, Inc. *	13,625	1,014,109
		1,606,272
Banks — 4.8%
1st Source Corp.	2,236	109,989
Ameris Bancorp	15,269	720,086
Atlantic Union Bankshares Corp.	9,542	369,180
Axos Financial, Inc. *	2,706	130,213
BancFirst Corp.	1,646	141,770
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	14,961	478,154
Banner Corp.	5,530	358,510
Brookline Bancorp, Inc.	13,464	176,109
Capital City Bank Group, Inc.	875	28,411
Cathay General Bancorp	15,287	672,016
Community Trust Bancorp, Inc.	4,042	174,129
First BanCorp (Puerto Rico)	26,954	362,531
First Busey Corp.	3,499	83,521
First Financial Bancorp	9,586	242,813
First Financial Bankshares, Inc.	2,714	96,673
First Financial Corp.	2,405	108,033
First Merchants Corp.	4,706	200,664
Fulton Financial Corp.	27,474	459,640
Hancock Whitney Corp.	9,487	488,391
Hilltop Holdings, Inc.	31,573	1,032,437
Home BancShares, Inc.	2,427	57,932
Hope Bancorp, Inc.	45,937	592,128
Independent Bank Group, Inc.	6,658	408,135
Lakeland Financial Corp.	3,415	241,475
NBT Bancorp, Inc.	7,142	280,752
Northwest Bancshares, Inc.	13,817	195,372
OceanFirst Financial Corp.	24,438	584,557
OFG Bancorp (Puerto Rico)	11,772	333,265
Old National Bancorp	51,060	893,550
Renasant Corp.	11,694	416,073
Republic Bancorp, Inc., Class A	2,748	123,605
Sandy Spring Bancorp, Inc.	3,994	134,997
Simmons First National Corp., Class A	23,425	522,612
TrustCo Bank Corp.	4,815	172,907
Trustmark Corp.	18,186	529,576
UMB Financial Corp.	9,211	830,740
United Bankshares, Inc.	22,751	914,590
United Community Banks, Inc.	13,717	446,351
Valley National Bancorp	77,076	915,663

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Washington Federal, Inc.	11,486	407,294
WesBanco, Inc.	14,762	548,704
		15,983,548
Beverages — 1.4%
BRC, Inc., Class A * (a)	24,162	159,469
Celsius Holdings, Inc. * (a)	8,887	891,544
Coca-Cola Consolidated, Inc.	1,708	865,580
Duckhorn Portfolio, Inc. (The) *	34,126	552,159
MGP Ingredients, Inc. (a)	7,800	760,812
National Beverage Corp. *	16,821	743,488
Primo Water Corp.	49,558	775,583
		4,748,635
Chemicals — 3.7%
AdvanSix, Inc.	18,214	787,573
American Vanguard Corp.	23,826	538,229
Avient Corp.	20,776	841,844
Balchem Corp.	6,929	905,135
Cabot Corp.	13,244	997,671
Ingevity Corp. *	12,464	1,027,532
Innospec, Inc.	8,799	994,463
Intrepid Potash, Inc. *	17,143	561,090
Livent Corp. * (a)	29,114	754,635
LSB Industries, Inc. *	63,241	803,793
Orion Engineered Carbons SA (Germany)	36,343	763,930
Quaker Chemical Corp.	2,044	402,402
Rayonier Advanced Materials, Inc. *	66,662	461,968
Sensient Technologies Corp.	11,745	888,979
Stepan Co.	7,297	801,503
Tronox Holdings plc, Class A	51,476	882,813
		12,413,560
Construction & Materials — 1.7%
Comfort Systems USA, Inc.	7,697	931,645
EMCOR Group, Inc.	6,382	946,131
Exponent, Inc.	6,316	647,643
GMS, Inc. *	9,461	561,226
Griffon Corp.	6,891	281,704
Installed Building Products, Inc.	4,424	487,038
Masonite International Corp. *	4,545	414,595
Mueller Water Products, Inc., Class A	6,121	77,431
Patrick Industries, Inc.	5,315	377,205
Quanex Building Products Corp.	7,019	181,722
Simpson Manufacturing Co., Inc.	7,878	843,813
		5,750,153
Consumer Services — 0.7%
Carriage Services, Inc.	3,125	101,313
Contra A/S (Denmark) ‡ *	1,382	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Laureate Education, Inc., Class A	63,736	699,821
Perdoceo Education Corp. *	43,515	651,420
Rent-A-Center, Inc.	18,890	507,952
Strategic Education, Inc.	2,466	230,201
		2,190,707
Electricity — 1.9%
ALLETE, Inc.	14,741	911,878
Clearway Energy, Inc., Class C	27,531	930,273
MGE Energy, Inc.	8,274	604,912
NorthWestern Corp.	16,703	948,730
NuScale Power Corp. * (a)	14,139	150,722
Ormat Technologies, Inc. (a)	8,193	758,262
PNM Resources, Inc.	19,742	976,834
Portland General Electric Co.	19,819	942,988
Via Renewables, Inc. (a)	29,581	198,489
		6,423,088
Electronic & Electrical Equipment — 1.4%
Atkore, Inc. *	7,987	1,040,307
AZZ, Inc.	7,037	298,932
Badger Meter, Inc.	8,530	988,627
Brady Corp., Class A	7,490	400,490
Encore Wire Corp.	6,766	1,092,235
Watts Water Technologies, Inc., Class A	5,860	958,227
		4,778,818
Finance & Credit Services — 1.7%
Encore Capital Group, Inc. * (a)	7,490	417,343
Enova International, Inc. *	12,866	587,333
Mr. Cooper Group, Inc. *	21,896	1,006,997
Navient Corp.	58,888	1,117,106
Nelnet, Inc., Class A	3,576	341,472
PennyMac Financial Services, Inc.	15,410	1,038,942
Radian Group, Inc.	41,110	908,531
Walker & Dunlop, Inc.	2,358	224,906
		5,642,630
Food Producers — 3.9%
Andersons, Inc. (The)	17,277	635,448
B&G Foods, Inc.	28,948	405,851
BellRing Brands, Inc. *	27,977	793,428
Cal-Maine Foods, Inc.	16,960	970,451
Fresh Del Monte Produce, Inc.	24,444	699,098
GrowGeneration Corp. *	36,913	190,471
Hain Celestial Group, Inc. (The) *	20,832	427,473
Herbalife Nutrition Ltd. * (a)	29,791	523,428
Hostess Brands, Inc. *	36,933	854,260
J & J Snack Foods Corp.	5,244	751,465
John B Sanfilippo & Son, Inc.	7,235	611,430

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Lancaster Colony Corp.	4,768	915,027
Medifast, Inc.	4,968	553,684
Nature's Sunshine Products, Inc. *	8,602	90,837
Simply Good Foods Co. (The) *	24,549	891,129
Sovos Brands, Inc. *	12,483	169,269
SunOpta, Inc. (Canada) * (a)	51,709	422,463
Tootsie Roll Industries, Inc.	21,606	966,436
TreeHouse Foods, Inc. *	19,743	956,153
USANA Health Sciences, Inc. *	8,497	496,565
Utz Brands, Inc. (a)	44,702	744,735
		13,069,101
Gas, Water & Multi-utilities — 3.9%
American States Water Co.	10,084	949,610
Aris Water Solution, Inc., Class A	18,150	281,143
Avista Corp.	19,062	760,574
Black Hills Corp.	13,624	986,105
Brookfield Infrastructure Corp., Class A (Canada)	20,850	921,987
California Water Service Group	12,563	768,479
Chesapeake Utilities Corp.	5,493	692,557
Evoqua Water Technologies Corp. *	22,740	1,103,117
Excelerate Energy, Inc., Class A	19,029	443,376
Middlesex Water Co.	5,772	484,040
New Jersey Resources Corp.	19,852	991,012
Northwest Natural Holding Co.	13,922	698,049
ONE Gas, Inc.	11,219	923,997
SJW Group	9,110	705,205
South Jersey Industries, Inc.	17,388	627,533
Southwest Gas Holdings, Inc.	10,776	721,238
Spire, Inc.	13,169	951,065
		13,009,087
General Industrials — 1.4%
Apogee Enterprises, Inc.	7,457	349,286
Barnes Group, Inc.	3,983	176,288
CSW Industrials, Inc.	2,561	346,273
Greif, Inc., Class A	9,246	660,442
HB Fuller Co.	12,310	850,621
Kronos Worldwide, Inc. (a)	25,343	295,246
Myers Industries, Inc.	7,050	169,764
Otter Tail Corp.	12,243	785,388
Standex International Corp.	2,532	292,623
TriMas Corp.	3,091	95,172
Trinseo plc	21,890	607,447
		4,628,550
Health Care Providers — 2.6%
Addus HomeCare Corp. *	5,902	634,583
Apollo Medical Holdings, Inc. * (a)	17,637	628,583

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Brookdale Senior Living, Inc. *	13,099	37,725
Computer Programs and Systems, Inc. *	6,242	183,390
CorVel Corp. *	3,799	676,830
Ensign Group, Inc. (The)	10,399	969,707
Healthcare Services Group, Inc.	12,396	166,974
LHC Group, Inc. *	5,150	816,790
ModivCare, Inc. *	5,458	585,425
NextGen Healthcare, Inc. *	27,171	516,793
Omnicell, Inc. *	5,987	332,099
Option Care Health, Inc. *	30,262	873,664
Pennant Group, Inc. (The) *	12,746	164,933
RadNet, Inc. *	10,466	220,309
Select Medical Holdings Corp.	27,287	793,233
Surgery Partners, Inc. *	21,599	717,087
US Physical Therapy, Inc.	2,629	260,665
		8,578,790
Household Goods & Home Construction — 1.7%
Beazer Homes USA, Inc. *	7,759	127,015
Central Garden & Pet Co., Class A *	11,402	451,861
CompX International, Inc.	2,316	43,865
Ethan Allen Interiors, Inc. (a)	29,329	842,916
HNI Corp.	14,956	475,152
Interface, Inc.	37,692	428,935
La-Z-Boy, Inc.	24,965	709,755
LGI Homes, Inc. * (a)	1,877	213,696
M/I Homes, Inc. *	10,754	643,089
MDC Holdings, Inc.	6,302	237,964
MillerKnoll, Inc.	16,517	394,426
Sleep Number Corp. * (a)	2,051	70,513
Steelcase, Inc., Class A	27,142	211,708
Taylor Morrison Home Corp. *	15,201	544,196
Tri Pointe Homes, Inc. *	11,126	245,773
		5,640,864
Industrial Engineering — 1.3%
Albany International Corp., Class A	4,419	495,591
Astec Industries, Inc.	2,739	120,899
Columbus McKinnon Corp.	8,747	314,455
EnPro Industries, Inc.	5,347	647,361
Franklin Electric Co., Inc.	9,914	895,234
Hillenbrand, Inc.	17,578	823,705
John Bean Technologies Corp.	1,411	157,651
Tennant Co.	1,921	134,720
Titan Machinery, Inc. *	4,731	207,880
Zurn Elkay Water Solutions Corp.	15,225	332,819
		4,130,315

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — 2.3%
Boise Cascade Co.	13,339	1,000,025
Clearwater Paper Corp. *	16,497	636,949
Koppers Holdings, Inc.	17,753	614,431
Materion Corp.	10,965	989,591
Mativ Holdings, Inc.	33,672	928,000
Minerals Technologies, Inc.	13,032	905,073
Resolute Forest Products, Inc. *	23,444	508,969
Sylvamo Corp.	18,041	857,489
Tredegar Corp.	13,506	163,828
UFP Industries, Inc.	12,074	1,129,523
		7,733,878
Industrial Metals & Mining — 4.0%
Arconic Corp. *	1,732	40,719
Carpenter Technology Corp.	23,762	1,147,467
Century Aluminum Co. *	36,204	406,933
Commercial Metals Co.	20,073	1,089,362
Compass Minerals International, Inc.	19,683	918,409
Constellium SE *	44,103	640,817
Energy Fuels, Inc. * (a)	22,417	165,213
GrafTech International Ltd.	118,625	775,807
Haynes International, Inc.	10,495	584,467
Kaiser Aluminum Corp.	5,711	499,827
Mueller Industries, Inc.	14,179	929,433
Olympic Steel, Inc.	7,096	313,927
Piedmont Lithium, Inc. *	10,875	746,460
RBC Bearings, Inc. *	4,130	1,007,596
Ryerson Holding Corp.	18,113	691,373
Schnitzer Steel Industries, Inc., Class A	19,883	672,841
TimkenSteel Corp. *	38,914	765,438
US Silica Holdings, Inc. *	64,932	794,768
Worthington Industries, Inc.	16,483	937,388
		13,128,245
Industrial Support Services — 2.4%
ABM Industries, Inc.	12,277	575,914
Applied Industrial Technologies, Inc.	7,457	1,067,917
ASGN, Inc. *	7,887	717,323
CoreCivic, Inc., REIT *	48,153	512,348
CRA International, Inc.	3,908	464,427
DXP Enterprises, Inc. *	1,298	39,329
EVERTEC, Inc. (Puerto Rico)	10,738	396,662
ExlService Holdings, Inc. *	4,944	843,446
Forrester Research, Inc. *	4,512	167,215
Heidrick & Struggles International, Inc.	5,830	179,331
Insperity, Inc.	4,689	518,369
Korn Ferry	6,899	372,477
Maximus, Inc.	12,878	963,918
Pitney Bowes, Inc.	49,201	212,056

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Resources Connection, Inc.	6,268	108,248
TriNet Group, Inc. *	7,454	562,404
TrueBlue, Inc. *	4,576	89,827
TTEC Holdings, Inc.	2,019	102,646
UniFirst Corp.	33	6,549
		7,900,406
Industrial Transportation — 2.8%
ArcBest Corp.	7,493	625,291
Atlas Air Worldwide Holdings, Inc. * (a)	9,359	956,583
Costamare, Inc. (Monaco)	23,155	235,023
DHT Holdings, Inc.	96,246	824,828
Federal Signal Corp.	8,873	472,487
Forward Air Corp.	5,640	608,274
Frontline plc (Norway) (a)	58,854	813,951
GATX Corp.	5,047	577,629
Genco Shipping & Trading Ltd.	21,091	382,591
Hub Group, Inc., Class A *	2,114	180,261
Matson, Inc.	10,860	718,063
McGrath RentCorp	4,502	448,129
Saia, Inc. *	4,017	1,095,757
Scorpio Tankers, Inc. (Monaco)	4,318	206,703
Triton International Ltd. (Bermuda)	14,633	1,033,675
Wabash National Corp.	7,194	185,318
		9,364,563
Investment Banking & Brokerage Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	23,369	860,446
Brightsphere Investment Group, Inc.	19,087	447,590
Cohen & Steers, Inc.	2,768	203,365
Cowen, Inc., Class A (a)	24,476	951,627
Federated Hermes, Inc.	22,712	892,582
Houlihan Lokey, Inc.	6,588	652,673
Moelis & Co., Class A	13,864	648,142
Virtus Investment Partners, Inc.	107	22,992
		4,679,417
Leisure Goods — 0.9%
Camping World Holdings, Inc., Class A (a)	25,813	655,908
Fox Factory Holding Corp. *	506	59,754
LCI Industries	4,279	480,189
Smith & Wesson Brands, Inc.	62,800	695,824
Sturm Ruger & Co., Inc. (a)	15,800	899,020
Universal Electronics, Inc. *	7,001	164,034
		2,954,729
Life Insurance — 1.0%
American Equity Investment Life Holding Co.	16,856	803,188
CNO Financial Group, Inc.	41,560	1,070,585
Genworth Financial, Inc., Class A *	64,090	353,777

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — continued
Jackson Financial, Inc., Class A	24,669	1,086,423
National Western Life Group, Inc., Class A	306	84,701
		3,398,674
Media — 0.5%
Gray Television, Inc.	22,501	291,613
QuinStreet, Inc. *	4,922	75,454
Scholastic Corp.	4,600	203,504
TEGNA, Inc.	49,433	985,200
		1,555,771
Medical Equipment & Services — 3.4%
AdaptHealth Corp. *	24,556	526,235
Anika Therapeutics, Inc. *	3,134	97,185
AtriCure, Inc. *	12,067	522,260
Atrion Corp.	324	222,685
Avanos Medical, Inc. *	9,134	279,866
CONMED Corp.	8,240	789,062
Fulgent Genetics, Inc. *	14,407	486,668
Haemonetics Corp. *	7,628	645,329
Inogen, Inc. *	2,317	54,056
Integer Holdings Corp. *	9,570	629,802
Lantheus Holdings, Inc. *	11,897	684,078
Meridian Bioscience, Inc. *	29,017	986,578
Merit Medical Systems, Inc. *	13,719	978,851
Neogen Corp. *	24,193	517,972
NeoGenomics, Inc. *	29,782	353,810
OraSure Technologies, Inc. *	62,956	351,294
Orthofix Medical, Inc. *	5,155	111,503
Owens & Minor, Inc. *	25,861	510,496
Patterson Cos., Inc.	32,522	981,839
STAAR Surgical Co. *	8,025	566,164
Surmodics, Inc. *	5,680	159,665
Varex Imaging Corp. *	25,978	558,267
Zynex, Inc. * (a)	9,240	130,561
		11,144,226
Mortgage Real Estate Investment Trusts — 1.6%
Apollo Commercial Real Estate Finance, Inc.	35,642	433,763
Arbor Realty Trust, Inc.	34,492	514,966
Blackstone Mortgage Trust, Inc., Class A (a)	22,927	546,580
Dynex Capital, Inc. (a)	11,298	162,804
Ellington Financial, Inc. (a)	48,029	659,438
iStar, Inc.	37,110	344,381
KKR Real Estate Finance Trust, Inc.	39,097	622,815
Ladder Capital Corp.	34,909	390,981
MFA Financial, Inc.	30,526	362,954
New York Mortgage Trust, Inc.	88,569	276,335
PennyMac Mortgage Investment Trust	11,112	169,458

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — continued
Ready Capital Corp. (a)	28,154	372,477
Redwood Trust, Inc.	53,013	443,189
TPG RE Finance Trust, Inc.	12,392	107,934
		5,408,075
Non-life Insurance — 1.1%
Employers Holdings, Inc.	9,141	401,016
Enstar Group Ltd. *	886	214,678
Essent Group Ltd.	7,794	343,170
Horace Mann Educators Corp.	7,338	261,306
RLI Corp.	3,531	467,681
Safety Insurance Group, Inc.	3,775	318,572
Selective Insurance Group, Inc.	7,447	707,465
Stewart Information Services Corp.	16,586	792,313
		3,506,201
Non-Renewable Energy — 5.9%
Alpha Metallurgical Resources, Inc.	4,132	664,963
Arch Resources, Inc. (a)	4,282	633,822
Archrock, Inc.	93,384	925,435
Berry Corp.	46,902	431,498
Cactus, Inc., Class A	18,183	983,882
ChampionX Corp.	21,297	703,227
Civitas Resources, Inc.	12,255	815,570
CNX Resources Corp. *	42,206	706,106
CONSOL Energy, Inc.	12,586	727,848
CVR Energy, Inc.	19,064	632,925
DMC Global, Inc. *	5,754	130,846
Helix Energy Solutions Group, Inc. *	88,423	701,194
Magnolia Oil & Gas Corp., Class A	34,091	804,888
Matador Resources Co.	14,698	972,420
MRC Global, Inc. *	23,900	325,040
Nabors Industries Ltd. *	3,717	659,916
Newpark Resources, Inc. *	3,766	17,098
Northern Oil and Gas, Inc.	12,061	404,285
NOW, Inc. *	35,865	503,545
Patterson-UTI Energy, Inc.	54,513	915,818
PBF Energy, Inc., Class A	20,124	845,007
Permian Resources Corp.	97,396	1,058,695
ProPetro Holding Corp. *	40,983	407,781
Ranger Oil Corp.	19,349	812,658
RPC, Inc.	25,777	255,708
SandRidge Energy, Inc. *	29,670	469,083
SM Energy Co.	19,582	643,660
Solaris Oilfield Infrastructure, Inc., Class A	47,471	502,718
SunCoke Energy, Inc.	80,161	730,267
Warrior Met Coal, Inc.	13,374	506,607
World Fuel Services Corp.	29,005	820,841
		19,713,351

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — 2.9%
ACCO Brands Corp.	67,494	428,587
Beauty Health Co. (The) * (a)	2,894	32,992
Chefs' Warehouse, Inc. (The) *	22,075	843,927
Edgewell Personal Care Co.	21,015	900,703
Energizer Holdings, Inc.	22,406	831,262
Ingles Markets, Inc., Class A	9,646	916,370
Nu Skin Enterprises, Inc., Class A	16,635	713,309
PetMed Express, Inc. (a)	30,658	658,534
PLBY Group, Inc. * (a)	10,410	30,397
Rite Aid Corp. * (a)	58,621	213,967
SpartanNash Co.	30,088	953,188
Sprouts Farmers Market, Inc. *	28,806	920,352
United Natural Foods, Inc. *	20,463	851,670
Veru, Inc. * (a)	61,029	351,527
WD-40 Co. (a)	3,984	695,367
Weis Markets, Inc.	4,117	355,462
		9,697,614
Personal Goods — 0.9%
Movado Group, Inc.	13,896	491,362
Oxford Industries, Inc.	7,222	846,563
Signet Jewelers Ltd.	12,900	990,849
Steven Madden Ltd.	14,761	529,182
		2,857,956
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.2%
Amphastar Pharmaceuticals, Inc. *	21,451	649,107
ANI Pharmaceuticals, Inc. *	6,361	284,528
Arcus Biosciences, Inc. *	9,339	202,003
Arrowhead Pharmaceuticals, Inc. *	18,432	644,936
Arvinas, Inc. *	9,981	327,077
Castle Biosciences, Inc. *	9,124	247,078
Catalyst Pharmaceuticals, Inc. *	58,838	911,401
Collegium Pharmaceutical, Inc. *	20,852	585,524
CONTRA LIGAND PHARMACE ‡ *	1,382	—
Corcept Therapeutics, Inc. *	25,733	588,256
Dynavax Technologies Corp. * (a)	51,987	591,612
Eagle Pharmaceuticals, Inc. *	4,404	149,472
Emergent BioSolutions, Inc. *	8,967	118,275
Halozyme Therapeutics, Inc. *	17,256	893,343
Harmony Biosciences Holdings, Inc. *	8,739	420,958
Heska Corp. * (a)	1,913	171,099
Innoviva, Inc. *	43,339	548,238
Ironwood Pharmaceuticals, Inc. *	44,424	511,764
Ligand Pharmaceuticals, Inc. *	4,139	288,488
Medpace Holdings, Inc. *	4,652	1,028,418
Myriad Genetics, Inc. *	15,163	299,014
OmniAb, Inc. *	20,391	84,419
Pacira BioSciences, Inc. *	14,426	566,509

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
PDL BioPharma, Inc. ‡ *	22,361	50,536
Prestige Consumer Healthcare, Inc. *	15,575	1,024,212
Prothena Corp. plc (Ireland) *	15,598	882,067
Supernus Pharmaceuticals, Inc. *	23,381	958,855
Travere Therapeutics, Inc. *	14,288	320,051
Vanda Pharmaceuticals, Inc. *	25,006	192,046
Xencor, Inc. *	9,570	315,044
		13,854,330
Precious Metals & Mining — 0.3%
Hecla Mining Co.	146,840	906,003
Real Estate Investment & Services — 1.0%
Anywhere Real Estate, Inc. *	67,816	575,080
Douglas Elliman, Inc.	57,012	265,676
eXp World Holdings, Inc. (a)	28,416	443,005
Kennedy-Wilson Holdings, Inc.	25,695	459,427
Marcus & Millichap, Inc.	12,775	462,966
Newmark Group, Inc., Class A	71,578	613,423
St. Joe Co. (The)	12,241	576,551
		3,396,128
Real Estate Investment Trusts — 9.4%
Agree Realty Corp.	12,448	928,994
Alexander & Baldwin, Inc.	22,030	441,041
American Assets Trust, Inc.	4,102	116,743
Apartment Investment and Management Co., Class A	81,580	612,666
Apple Hospitality REIT, Inc.	57,195	1,014,067
Ares Commercial Real Estate Corp.	50,843	624,352
Bluerock Homes Trust, Inc. *	1,867	40,346
Brandywine Realty Trust	36,708	240,805
Broadstone Net Lease, Inc.	47,376	857,979
CareTrust REIT, Inc.	43,312	897,425
Centerspace	809	54,705
Community Healthcare Trust, Inc.	6,213	266,413
Corporate Office Properties Trust	27,701	777,567
DiamondRock Hospitality Co.	59,383	571,858
Easterly Government Properties, Inc.	14,450	234,668
Elme Communities	2,594	49,805
Equity Commonwealth	24,014	612,837
Essential Properties Realty Trust, Inc.	16,977	432,574
Four Corners Property Trust, Inc.	34,694	997,799
GEO Group, Inc. (The) * (a)	83,658	962,067
Getty Realty Corp.	7,954	289,764
Global Net Lease, Inc.	27,997	418,555
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	15,961	589,121
Independence Realty Trust, Inc.	41,927	789,485
Industrial Logistics Properties Trust	12,610	55,610
Innovative Industrial Properties, Inc.	4,665	418,824
Kite Realty Group Trust	43,350	940,695

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
LTC Properties, Inc.	24,834	947,417
LXP Industrial Trust	70,120	809,886
Macerich Co. (The)	58,209	799,792
National Health Investors, Inc.	17,341	1,020,171
NexPoint Residential Trust, Inc.	3,378	170,589
Office Properties Income Trust (a)	14,649	251,377
Pebblebrook Hotel Trust	39,724	651,474
Phillips Edison & Co., Inc.	25,670	860,458
Physicians Realty Trust	47,862	759,091
Piedmont Office Realty Trust, Inc., Class A	17,475	185,235
PotlatchDeltic Corp.	20,418	999,461
Retail Opportunity Investments Corp.	44,770	708,709
RLJ Lodging Trust	32,075	403,183
RPT Realty	44,701	468,467
Ryman Hospitality Properties, Inc.	9,482	880,783
Sabra Health Care REIT, Inc.	75,580	1,020,330
SITE Centers Corp.	56,354	769,232
STAG Industrial, Inc.	27,209	968,640
Summit Hotel Properties, Inc.	30,337	258,471
Sunstone Hotel Investors, Inc.	59,192	650,520
Tanger Factory Outlet Centers, Inc. (a)	50,165	958,653
Terreno Realty Corp.	15,358	989,516
Uniti Group, Inc.	58,192	383,485
Urban Edge Properties	37,639	592,814
Whitestone	22,016	229,187
Xenia Hotels & Resorts, Inc.	1,065	15,869
		30,989,575
Renewable Energy — 0.4%
Arcosa, Inc.	15,972	946,661
REX American Resources Corp. *	9,428	308,484
		1,255,145
Retailers — 3.3%
Abercrombie & Fitch Co., Class A *	38,280	1,108,589
Academy Sports & Outdoors, Inc.	4,656	272,004
America's Car-Mart, Inc. *	2,369	204,066
Asbury Automotive Group, Inc. *	1,519	334,180
Big 5 Sporting Goods Corp. (a)	46,691	466,443
Big Lots, Inc.	11,490	187,976
Buckle, Inc. (The)	22,464	988,416
Caleres, Inc.	2,810	73,116
Citi Trends, Inc. *	10,229	322,009
Dillard's, Inc., Class A (a)	2,831	1,113,461
Genesco, Inc. *	11,674	563,737
Global Industrial Co.	1,579	41,512
Group 1 Automotive, Inc.	4,815	1,029,688
Haverty Furniture Cos., Inc.	19,518	681,569
Hibbett, Inc.	8,280	549,461

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
LL Flooring Holdings, Inc. *	357	2,163
Murphy USA, Inc.	3,299	897,427
ODP Corp. (The) *	10,272	530,035
PriceSmart, Inc.	2,276	169,130
Shoe Carnival, Inc.	27,453	749,741
Zumiez, Inc. *	20,374	526,260
		10,810,983
Software & Computer Services — 3.7%
A10 Networks, Inc.	15,988	247,494
Agilysys, Inc. *	9,091	759,644
Alarm.com Holdings, Inc. *	3,810	204,216
Appfolio, Inc., Class A *	2,848	319,916
Avid Technology, Inc. *	17,018	515,816
Cerence, Inc. *	14,079	345,217
Consensus Cloud Solutions, Inc. *	5,878	345,450
CSG Systems International, Inc.	13,139	784,004
MicroStrategy, Inc., Class A * (a)	2,426	610,697
Mitek Systems, Inc. *	14,626	144,212
NetScout Systems, Inc. *	19,636	630,316
OneSpan, Inc. *	14,183	195,867
Perficient, Inc. *	8,752	648,873
Progress Software Corp.	16,889	895,793
Qualys, Inc. *	6,170	711,771
Shutterstock, Inc.	11,005	828,346
Simulations Plus, Inc.	9,761	401,567
SPS Commerce, Inc. *	6,937	943,987
Veradigm, Inc. *	34,348	615,173
Verint Systems, Inc. *	14,123	536,250
Workiva, Inc. *	9,939	860,022
Ziff Davis, Inc. *	9,316	833,596
		12,378,227
Technology Hardware & Equipment — 7.2%
Adeia, Inc.	53,172	582,233
Advanced Energy Industries, Inc.	9,749	904,122
Alpha & Omega Semiconductor Ltd. *	16,858	555,640
Amkor Technology, Inc.	35,290	1,032,585
Axcelis Technologies, Inc. *	12,372	1,360,301
Benchmark Electronics, Inc.	11,763	329,246
CEVA, Inc. *	7,798	258,270
Cohu, Inc. *	23,397	844,164
CTS Corp.	13,713	610,366
Diodes, Inc. *	10,719	956,028
Fabrinet (Thailand) *	7,403	974,679
FormFactor, Inc. *	25,785	725,590
Ichor Holdings Ltd. *	10,080	340,704
Insight Enterprises, Inc. *	9,510	1,071,967
Kulicke & Soffa Industries, Inc. (Singapore)	16,842	860,626

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
MaxLinear, Inc. *	17,994	741,353
Methode Electronics, Inc.	14,288	682,109
Novanta, Inc. *	5,548	895,836
Onto Innovation, Inc. *	12,220	961,103
PC Connection, Inc.	4,205	206,171
Photronics, Inc. *	38,125	690,825
Plexus Corp. *	7,450	715,126
Power Integrations, Inc.	12,116	1,043,067
Rambus, Inc. *	25,762	1,042,588
Rogers Corp. *	1,465	204,499
Sanmina Corp. *	9,845	599,856
ScanSource, Inc. *	8,208	270,289
Semtech Corp. *	13,263	438,077
SiTime Corp. *	4,427	510,123
SMART Global Holdings, Inc. *	20,131	346,052
Super Micro Computer, Inc. *	3,175	229,648
Synaptics, Inc. *	4,756	594,643
TTM Technologies, Inc. *	40,482	636,377
Ultra Clean Holdings, Inc. *	24,185	813,825
Vishay Intertechnology, Inc.	35,036	801,974
		23,830,062
Telecommunications Equipment — 2.8%
ADTRAN Holdings, Inc.	38,165	720,174
Aviat Networks, Inc. * (a)	12,564	406,445
Calix, Inc. *	13,679	720,063
Cambium Networks Corp. *	24,704	529,407
Clearfield, Inc. *	7,408	529,376
CommScope Holding Co., Inc. *	59,266	497,834
Comtech Telecommunications Corp.	20,102	318,818
Digi International, Inc. *	8,704	295,849
EchoStar Corp., Class A *	41,801	782,097
Extreme Networks, Inc. *	47,173	850,529
Harmonic, Inc. *	64,517	849,689
Infinera Corp. * (a)	60,129	440,144
InterDigital, Inc.	13,529	946,353
Lightwave Logic, Inc. * (a)	27,705	174,264
NETGEAR, Inc. *	15,901	317,543
Ribbon Communications, Inc. *	1,005	3,528
Viavi Solutions, Inc. *	66,438	750,749
		9,132,862
Telecommunications Service Providers — 2.3%
Anterix, Inc. *	4,319	155,786
Cogent Communications Holdings, Inc.	14,331	982,677
Consolidated Communications Holdings, Inc. *	79,836	347,286
Globalstar, Inc. * (a)	513,569	724,132
Gogo, Inc. *	50,570	848,059
IDT Corp., Class B *	27,220	799,996

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Iridium Communications, Inc. *	18,598	1,112,904
Liberty Latin America Ltd., Class C (Puerto Rico) *	83,508	822,554
Shenandoah Telecommunications Co.	30,625	598,719
Telephone and Data Systems, Inc.	61,719	825,183
WideOpenWest, Inc. *	30,763	353,467
Xperi, Inc. *	16,626	172,079
		7,742,842
Tobacco — 0.7%
22nd Century Group, Inc. * (a)	90,369	99,406
Turning Point Brands, Inc.	23,072	535,501
Universal Corp.	12,900	701,373
Vector Group Ltd.	74,784	968,453
		2,304,733
Travel & Leisure — 0.3%
Biglari Holdings, Inc., Class B *	185	30,168
Bloomin' Brands, Inc.	26,676	646,893
Chuy's Holdings, Inc. *	2,541	86,978
El Pollo Loco Holdings, Inc.	5,303	65,068
Ruth's Hospitality Group, Inc.	3,581	61,987
		891,094
Waste & Disposal Services — 0.4%
Casella Waste Systems, Inc., Class A *	10,080	807,610
Vertex Energy, Inc. * (a)	69,937	509,141
		1,316,751
Total Common Stocks (Cost $316,693,161)		330,807,744
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Achillion Pharmaceuticals, Inc. ‡ *(Cost $—)	12,757	6,379
	SHARES
Short-Term Investments — 5.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $630,888)	630,888	630,888
Investment of Cash Collateral from Securities Loaned — 5.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 4.57% (b) (c)	13,645,532	13,650,990

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	3,374,023	3,374,023
Total Investment of Cash Collateral from Securities Loaned (Cost $17,020,155)		17,025,013
Total Short-Term Investments (Cost $17,651,043)		17,655,901
Total Investments — 105.1% (Cost $334,344,204)		348,470,024
Liabilities in Excess of Other Assets — (5.1)%		(16,832,917)
NET ASSETS — 100.0%		331,637,107

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $16,955,998.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	24	03/17/2023	USD	2,327,160	54,429

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$361,785	$—	$—	$361,785
Automobiles & Parts	1,606,272	—	—	1,606,272
Banks	15,983,548	—	—	15,983,548
Beverages	4,748,635	—	—	4,748,635
Chemicals	12,413,560	—	—	12,413,560
Construction & Materials	5,750,153	—	—	5,750,153
Consumer Services	2,190,707	—	—	2,190,707
Electricity	6,423,088	—	—	6,423,088
Electronic & Electrical Equipment	4,778,818	—	—	4,778,818
Finance & Credit Services	5,642,630	—	—	5,642,630
Food Producers	13,069,101	—	—	13,069,101
Gas, Water & Multi-utilities	13,009,087	—	—	13,009,087
General Industrials	4,628,550	—	—	4,628,550
Health Care Providers	8,578,790	—	—	8,578,790
Household Goods & Home Construction	5,640,864	—	—	5,640,864
Industrial Engineering	4,130,315	—	—	4,130,315
Industrial Materials	7,733,878	—	—	7,733,878
Industrial Metals & Mining	13,128,245	—	—	13,128,245
Industrial Support Services	7,900,406	—	—	7,900,406
Industrial Transportation	9,364,563	—	—	9,364,563
Investment Banking & Brokerage Services	4,679,417	—	—	4,679,417
Leisure Goods	2,954,729	—	—	2,954,729
Life Insurance	3,398,674	—	—	3,398,674
Media	1,555,771	—	—	1,555,771
Medical Equipment & Services	11,144,226	—	—	11,144,226
Mortgage Real Estate Investment Trusts	5,408,075	—	—	5,408,075
Non-life Insurance	3,506,201	—	—	3,506,201
Non-Renewable Energy	19,713,351	—	—	19,713,351
Personal Care, Drug & Grocery Stores	9,697,614	—	—	9,697,614
Personal Goods	2,857,956	—	—	2,857,956
Pharmaceuticals, Biotechnology & Marijuana Producers	13,803,794	—	50,536	13,854,330
Precious Metals & Mining	906,003	—	—	906,003
Real Estate Investment & Services	3,396,128	—	—	3,396,128
Real Estate Investment Trusts	30,989,575	—	—	30,989,575
Renewable Energy	1,255,145	—	—	1,255,145
Retailers	10,810,983	—	—	10,810,983
Software & Computer Services	12,378,227	—	—	12,378,227
Technology Hardware & Equipment	23,830,062	—	—	23,830,062
Telecommunications Equipment	9,132,862	—	—	9,132,862
Telecommunications Service Providers	7,742,842	—	—	7,742,842
Tobacco	2,304,733	—	—	2,304,733
Travel & Leisure	891,094	—	—	891,094

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,316,751	$—	$—	$1,316,751
Total Common Stocks	330,757,208	—	50,536	330,807,744
Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	630,888	—	—	630,888
Investment of Cash Collateral from Securities Loaned	17,025,013	—	—	17,025,013
Total Short-Term Investments	17,655,901	—	—	17,655,901
Total Investments in Securities	$348,413,109	$—	$56,915	$348,470,024
Appreciation in Other Financial Instruments
Futures Contracts	$54,429	$—	$—	$54,429
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$19,342,762	$22,000,000	$27,700,000	$6,009	$2,219	$13,650,990	13,645,532	$203,577	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	2,902,497	40,164,465	39,692,939	—	—	3,374,023	3,374,023	35,853	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	325,140	4,257,631	3,951,883	—	—	630,888	630,888	9,472	—
Total	$22,570,399	$66,422,096	$71,344,822	$6,009	$2,219	$17,655,901		$248,902	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.